SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
SHAREHOLDERS' EQUITY.
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	Nov-2024	Aug-2024	Jun-2024	Mar-2024	Feb-2024	Jan-2024
Weighted-average expected life (years)	5.79	5.79	5.79	5.79	5.79	5.79
Expected volatility rates(1)	60.31%	60.27%	60.52%	60.18%	63.24%	63.30%
Expected dividend yield	0%	0%	0%	0%	0%	0%
Risk-free interest rate	4.34%	3.76%	4.42%	4.24%	4.29%	4.08%
Weighted-average exercise price (€)	2.53	3.80	5.48	6.83	5.46	5.29
Weighted-average fair value of options granted during the year (€)	1.58	2.18	2.83	3.94	3.19	3.38
(1)	Historical volatility calculated over the weighted-average expected life.

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award

	2024		2023		2022
	Options	Weighted	Options	Weighted	Options	Weighted
		average		average		average
		exercice		exercice		exercice
		price (€)		price (€)		price (€)
Outstanding on January 1,	3,198,913	6.26	2,613,886	5.66	2,408,508	4.38
Granted	599,000	5.34	686,000	8.53	571,000	9.07
Exercised	(24,584)	4.71	(55,973)	4.66	(320,622)	2.14
Forfeited	(742,416)	4.92	(45,000)	7.99	(45,000)	5.34
Expired	—	—	—	—	—	—
Outstanding on December 31,	3,030,913	6.42	3,198,913	6.26	2,613,886	5.66
Exercisable on December 31,	2,130,107	6.17	1,997,666	5.23	1,362,205	4.35
Share purchase options available for grant on December 31,	25,000		25,000		20,000

Share-based Payment Arrangement, Option, Exercise Price Range

	Outstanding options				Fully vested options (1)
		Weighted	Weighted			Weighted
		average	average	Aggregate		average	Aggregate
		remaining	exercise	Intrinsic		exercise	Intrinsic
		contractual	price	Value		price	Value
Exercise price (€)	Options	life	(€)	(2)	Options	(€)	(2)
10.32	20,000	7.8	10.32	—	13,889	10.32	—
10.10	200,000	8.3	10.10	—	105,556	10.10	—
9.96	69,000	8.3	9.96	—	38,333	9.96	—
9.94	395,000	8.0	9.94	—	263,333	9.94	—
9.32	50,000	8.4	9.32	—	26,389	9.32	—
7.53	150,000	8.7	7.53	—	66,667	7.53	—
6.83	160,000	9.3	6.83	—	40,000	6.83	—
6.64	10,000	8.8	6.64	—	3,611	6.64	—
6.41	76,000	7.3	6.41	—	65,444	6.41	—
6.08	53,000	8.8	6.08	—	22,083	6.08	—
5.59	954,533	6.4	5.59	—	954,533	5.59	—
5.48	167,000	9.5	5.48	—	27,833	5.48	—
5.46	12,000	9.2	5.46	—	3,333	5.46	—
5.29	142,000	9.1	5.29	—	43,389	5.29	—
5.18	83,300	6.8	5.18	—	83,300	5.18	—
4.98	34,000	8.9	4.98	—	11,333	4.98	—
3.90	70,000	4.8	3.90	—	70,000	3.90	—
3.80	34,000	9.7	3.80	—	—	—	—
3.22	152,500	1.3	3.22	—	152,500	3.22	—
2.65	57,500	3.7	2.65	—	57,500	2.65	—
2.53	60,000	9.8	2.53	—	—	—	—
2.39	81,080	2.3	2.39	—	81,080	2.39	—
2.39 to 10.32	3,030,913	7.5	—	—	2,130,107	—	—
(1)	Fully vested options are all exercisable options.
(2)	The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company’s closing stock price of $2.21 at December 31, 2024, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date. If closing stock price is under exercise price, then the aggregate intrinsic value is not considered.

Schedule of Nonvested Share Activity

		Weighted average
		Grant-Date Fair
	Options	Value (€)
Non-vested at January 1, 2022	1,259,107	2.32
Granted	571,000	4.33
Vested	(543,426)	2.32
Forfeited	(35,000)	2.80
Non-vested at December 31, 2022	1,251,681	2.32
Granted	686,000	4.95
Vested	(691,434)	3.22
Forfeited	(45,000)	3.98
Non-vested at December 31, 2023	1,201,247	4.18
Granted	599,000	3.09
Vested	(461,526)	4.45
Forfeited	(437,916)	2.99
Non-vested at December 31, 2024	900,806	3.89

Schedule of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2024
	Foreign currency	Provision for
	translation	retirement indemnities
	adjustment	(net of tax)	Total
Beginning balance	(4,451)	(37)	(4,487)
Other comprehensive income (loss) before reclassifications	—	—	—
Reclassified from accumulated other comprehensive loss	—	—	—
Net current-period other comprehensive income (loss)	(495)	88	(407)
Ending balance	(4,946)	51	(4,894)

	Year Ended December 31, 2023
	Foreign currency	Provision for
	translation	retirement indemnities
	adjustment	(net of tax)	Total
Beginning balance	(3,973)	144	(3,829)
Other comprehensive income (loss) before reclassifications	—	—	—
Reclassified from accumulated other comprehensive loss	—	—	—
Net current-period other comprehensive income (loss)	(478)	(180)	(658)
Ending balance	(4,451)	(37)	(4,487)